Investment securities and fair value disclosure- Rollforward of assets (Details) - Convertible and exchangeable bonds - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Convertible and exchangeable bonds accounted for under the fair value option
Balance as of beginning		¥ 4,622
Net increase (decrease) in fair value		(113)
Additions	¥ 1,264
Conversion or exchange		(4,678)
Foreign currency translation adjustments	(8)	¥ 169
Balance as of end	¥ 1,256